Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Group’s long-term investments consisted of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Equity investments:
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) (i)	110,000	110,000	15,170
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) (ii)	1,711	1,691	233
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) (iii)	100	100	14
Impairment on equity investments without readily determinable fair value	-	-	-
	111,811	111,791	15,417
(i)	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. For the six months ended June 30, 2023, the Group generated an investment income of RMB0.01 (US$0.0014) from the operating result of Zibo Hengxin. There was no unfunded commitment to the Fund as of June 30, 2023.
The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.
(ii)	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), and injected capital of RMB1,750 in June 2022. The Group held an equity interest of 35% as of June 30, 2023. For the six months ended June 30, 2023, the Group generated an investment loss of RMB20 (US$3) from the operating result of Huzhou Zheyou.
(iii)	The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and injected capital of RMB100 in November 2022. The Group held an equity interest of 40% and has significant influence on Chengdu Zhibo. There was no investment income or loss recognized, as a result, no income or loss was generated in Chengdu Zhibo for the year ended December 31, 2022 and for the six months ended June 30, 2023.